EMPLOYMENT COSTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
General and administrative	$ 3,940	$ 3,837
Exploration and evaluation	2,076	1,771
Share-based payments	1,452	27
Total employement cost	7,468	5,635
General and administrative
Statement [Line Items]
Salaries and benefits	1,409	1,386
Amounts paid for services by HDSI personnel	2,531	2,451
Exploration and evaluation
Statement [Line Items]
Salaries and benefits	1,638	1,486
Amounts paid for services by HDSI personnel	$ 438	$ 285